Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 8	$ 10	$ 12
Administration expenses	1	2	1
Defined benefit expense	15	19	22
Defined contribution expense	9	9	10
Net expense	24	28	32
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	20	23	22
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(12)	(13)	(13)
Curtailment and amendment gain	(2)	(3)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5	7	9
Administration expenses	1	2	1
Defined benefit expense	9	13	15
Defined contribution expense	9	9	10
Net expense	18	22	25
Registered | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5	7
Interest cost	16	19	18
Curtailment and amendment gain	(2)	(3)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(11)	(12)	(13)
Curtailment and amendment gain	(2)	(3)
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2	2
Administration expenses	0	0	0
Defined benefit expense	4	4	5
Defined contribution expense	0	0	0
Net expense	4	4	5
Supplemental Pension Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2
Interest cost	3	3	3
Curtailment and amendment gain	0	0
Supplemental Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(1)	(1)	0
Curtailment and amendment gain	0	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Administration expenses	0	0	0
Defined benefit expense	2	2	2
Defined contribution expense	0	0	0
Net expense	2	2	2
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1
Interest cost	1	1	1
Curtailment and amendment gain	0	0
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	0	0	$ 0
Curtailment and amendment gain	$ 0	$ 0